Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities
Schedule of Marketable Securities

	December 31,	December 31,
(Millions)	2017	2016
Corporate debt securities	$14	$10
Commercial paper	899	14
Certificates of deposit/time deposits	76	197
U.S. municipal securities	3	3
Asset-backed securities:
Automobile loan related	16	31
Credit card related	68	18
Other	—	7
Asset-backed securities total	84	56

Current marketable securities	$1,076	$280

U.S. municipal securities	$27	$17

Non-current marketable securities	$27	$17

Total marketable securities	$1,103	$297

Marketable securities by contractual maturity

(Millions)	December 31, 2017

Due in one year or less	$1,071
Due after one year through five years	18
Due after five years through ten years	14
Total marketable securities	$1,103